Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Grant revenue	$ 0	$ 450,000	$ 418,000	$ 900,000	$ 1,170,000	$ 560,000
Deferred expenses	$ 5,000		$ 5,000		185,000
FDIC insurance limits					22,705	346,746
Allowances for uncollectable					0	0
Deferred expenses					$ 185,000	$ 112,000
Effective tax rate						27.60%